Related party transactions - Narrative (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2021
Directors
Disclosure of transactions between related parties [line items]
Key management personnel compensation		€ 31	€ 29
Key management
Disclosure of transactions between related parties [line items]
Key management personnel compensation		44	44
Key management personnel compensation, share-based payment expense		16	19
Key management personnel compensation, short-term employee benefits		14	12
Key management personnel compensation, pension and similar benefits		€ 3	€ 4
Dongfeng Peugeot Citroën Auto Finance Company | Joint arrangements
Disclosure of transactions between related parties [line items]
Commitments made by entity	€ 198
Commitments made by entity, period	18 years